Segment Information (Tables)	9 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

Statement of Operations:	Nine Months Ended September 30, 2018					Nine Months Ended September 30, 2017 (3)
(in thousands of $)	Vessel operations	FLNG	Power	Other (1)	Total	Vessel operations	FLNG	Power	Other (1)	Total
Total operating revenues	175,564	73,101	—	—	248,665	85,950	—	—	—	85,950
Depreciation and amortization	(49,252)	(16,142)	—	—	(65,394)	(59,937)	—	—	—	(59,937)
Other operating expenses	(158,964)	(30,369)	—	—	(189,333)	(113,888)	(381)	—	—	(114,269)
Other operating gains and losses	36,000	187,366	—	—	223,366	—	—	—	—	—
Operating income (loss)	3,348	213,956	—	—	217,304	(87,875)	(381)	—	—	(88,256)

Inter segment operating income (loss) (2)	269	—	—	(269)	—	1,770	—	—	(1,770)	—
Segment operating (loss) income	3,617	213,956	—	(269)	217,304	(86,105)	(381)	—	(1,770)	(88,256)

Equity in net earnings (losses) of affiliates	15,485	(2,047)	(16,985)	—	(3,547)	(1,359)	(5,281)	(12,460)	—	(19,100)

Balance Sheet:	September 30, 2018					December 31, 2017
(in thousands of $)	Vessel operations	FLNG	Power	Other (1)	Total	Vessel operations	FLNG	Power	Other (1)	Total
Total assets	3,008,178	1,925,688	258,599	(5,381)	5,187,084	3,025,244	1,515,463	228,696	(5,116)	4,764,287
Investments in affiliates	443,623	—	258,599	—	702,222	472,482	2,047	228,696	—	703,225

(1) Eliminations required for consolidation purposes.
(2) Inter segment operating income (loss) relates to management fee revenues and charter revenues between the segments.
(3) We no longer consider LNG trading a separate reportable segment. Given the previously reported segment information was immaterial for all periods presented, we have included these amounts within the vessel operations segment.

Schedules of Concentration of Risk, by Risk Factor
For the nine months ended September 30, 2018 and 2017, revenues from the following customers accounted for over 10% of our total operating revenues, excluding vessel and other management fees:

	Nine Months Ended September 30,
(in thousands of $)	2018		2017
Cool Pool (note 16)	141,024	61%	62,113	90%
Perenco and SNH (note 5)	73,101	31%	—	—%
An energy and logistics company	6,907	3%	6,907	10%